Acquisitions	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Acquisitions
4.	ACQUISITIONS

Business combinations

The Company completed acquisitions of three companies in July 2017 for an aggregate consideration of $19,875.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the date of acquisition:

$
Current assets	1,010
Other non-current assets	1,547
Trademarks	10,679
Customer relationships	168
Software platform	475
Property and equipment, net	51

Total assets acquired	13,930
Other current liabilities	622
Deferred tax liabilities	2,265

Total liabilities assumed	2,887

Net assets acquired	11,043

Fulfilled by:
Purchase consideration	19,875
Remeasurement of previously held interests*	13,333
Fair value of non-controlling interests	8,787

Goodwill	30,952

*	The Company previously held 33.33% equity interest in one of the companies acquired. A gain of $10,881 as a result of the remeasurement of previously held interests is recognized as an investment gain in the consolidated statements of operations.

The revenue and net loss since the acquisition dates included in the consolidated statement of comprehensive loss for the year were $2,620 and $5,528, respectively.

The goodwill, which is not tax deductible, is primarily attributable to synergies expected to be achieved from the acquisition.

The financial results of the acquired companies prior to the acquisition were not material to the Company’s consolidated results.